Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		41 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
Net Sales	$ 0	$ 0	$ 0
Cost of Sales	0	0	0
Gross profit	0	0	0
Operating expenses:
General & administrative	5,050	5,050	77,032
Total operating expenses	5,050	5,050	77,032
Loss from operations	(5,050)	(5,050)	(77,032)
Other Expense
Loss on impairment	0	0	124
Other Expense	0	0	(124)
Net Loss	$ (5,050)	$ (5,050)	$ (77,156)
Net loss per common share	$ 0.000	$ 0.000	$ (0.002)
Weighted-average shares outstanding:	41,074,340	39,049,340	37,509,499